Newfound Risk Managed Global Sectors Fund

Newfound Risk Managed Global Sectors Fund

Class A Shares NFGAX

Class C Shares NFGCX

Class I Shares NFGIX

a series of Northern Lights Fund Trust III

Supplement dated December 30, 2014
to the Prospectus dated April 25, 2014

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Prospectus:

Effective January 1, 2015, the section entitled: “Principal Investment Strategies” located on page 2 of the Prospectus for the Newfound Risk Managed Global Sectors Fund (the “Fund”) is hereby replaced in its entirety with the following:

The Fund is comprised of primarily (i) large capitalization equity securities and/or exchange traded funds (“ETFs”) that represent the 11 primary sectors of the S&P Global 1200® Index (“S&P Global”) (ii) investment grade short term fixed income securities and (iii) ETFs that invest in investment grade short-term fixed income securities.  The primary sectors of the S&P Global are: materials, energy, financials, industrials, technology, consumer staples, utilities, health care, consumer discretionary, infrastructure and telecommunications.  The adviser defines “large capitalization equity securities” as securities of companies with market capitalizations of over $10 billion.

The adviser utilizes a rules based investment process to determine which securities to buy and sell for the Fund.  The process relies on signals from its proprietary models, which analyze each of the 11 sectors within the S&P Global.  Sectors that are included in the Fund are generally equally weighted, subject to the adviser’s rebalancing methodology, with a maximum allocation per sector of 25%, measured at the time of rebalancing.  As such, when three or fewer sectors are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income securities, up to 100%.  The Fund’s portfolio is rebalanced weekly using the adviser’s rebalancing methodology, which is based on the adviser’s proprietary quantitative model that seeks to evaluate the underlying trends within each sector.  The model identifies which sectors are exhibiting positive or negative momentum. If the momentum of a sector is positive, then it is included in the portfolio. If the momentum is negative, it is excluded from the portfolio.

The Fund has the flexibility to invest in any combination of the securities described above.  The Fund may invest in a basket of equity securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.  When the Fund invests in equity securities, it will primarily invest in securities of large capitalization companies; however, it may also invest in medium capitalization companies, which the adviser defines as companies with market capitalizations of between $2 billion and $10 billion.

Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business in at least three different countries outside the U.S., including emerging market countries, or doing a substantial amount (more than 50%) of business outside the U.S., including emerging market countries  Investments in ETFs based on non-U.S. market indexes are considered investments outside the U.S. for purposes of the 40% requirement noted above.

Effective January 1, 2015, the section entitled: “Principal Investment Strategies” located on page 4 of the Prospectus for the Fund is hereby replaced in its entirety with the following:

The Fund, is primarily comprised of (i) large capitalization equity securities and/or exchange traded funds (“ETFs”) that represent the 11 primary sectors of the S&P Global 1200® Index (“S&P Global”) (ii) investment grade short term fixed income securities and (iii) ETFs that invest in investment grade short-term fixed income securities.  The primary sectors of the S&P Global are: materials, energy, financials, industrials, technology, consumer staples, utilities, health care, consumer discretionary, infrastructure and telecommunications. The adviser defines “large capitalization equity securities” as securities of companies with market capitalizations of over $10 billion.

The adviser utilizes a rules based investment process to determine which securities to buy and sell for the Fund.  The process relies on signals from its proprietary models, which analyze each of the 11 sectors within the S&P Global.  Sectors that are included in the Fund are generally equally weighted, subject to the adviser’s rebalancing methodology, with a maximum allocation per sector of 25%, measured at the time of rebalancing.  As such, when three or fewer sectors are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income securities, up to 100%.  The model identifies which sectors are exhibiting positive or negative momentum. If the momentum of a sector is positive, then it is included in the portfolio. If the momentum is negative, it is excluded from the portfolio.

The Fund has the flexibility to invest in any combination of the securities described above.  The Fund may invest in a basket of equity securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.  When the Fund invests in equity securities, it will primarily invest in securities of large capitalization companies; however, it may also invest in medium capitalization companies which the adviser defines as companies with market capitalizations of between $2 billion and $10 billion.

Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business in at least three different countries outside the U.S., including emerging market countries, or doing a substantial amount (more than 50%) of business outside the U.S., including emerging market countries.  Investments in ETFs based on non-U.S. market indexes are considered investments outside the U.S. for purposes of the 40% requirement noted above.

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This Supplement, dated December 30, 2014, and the Prospectus dated April 25, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-394-9777.